Foreclosed Assets (Expenses Related To Foreclosed Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Foreclosed Assets [Abstract]
Net loss (gain) on sales		$ 7
Operating expenses, net of rental income	6	11
Foreclosed assets, net	$ 6	$ 18